Note 42 - Segment Reporting - Business Assets and Liabilities Segments (Details) - ARS ($)	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2017
BBVA Banco Frances SA Bank Member
Business Segments LineItems
Financial Assets at Amortised Cost - Loans and Advances by Business Segment			$ 182,103,050,000		$ 143,102,464,000
Corporate Banking by Business Segment			45,101,039,000
Small and Medium Companies by Business Segment			60,485,186,000
Retail Assets by Business Segment			76,516,825,000
Other Assets by Business Segment			129,564,626,000		139,197,347,000
Total Assets by Business Segment			311,667,676,000	[1]	282,299,811,000	[2]
Financial Liabilities at Amortised Cost - Deposits by Business Segment			227,277,754,000		211,175,430,000
Corporate Banking Liabilities by Business Segment			19,489,209,000
Small and Medium Companies Liabilities by Business Segment			46,547,108,000
Retail Liabilities by Business Segment			161,241,437,000
Other Liabilities by Business Segment			41,360,393,000		35,405,968,000
Total Liabilities by Business Segment			268,638,147,000	[3]	246,581,398,000	[4]
VWFS Financial Services Member
Business Segments LineItems
Financial Assets at Amortised Cost - Loans and Advances by Business Segment			6,912,208,000		2,921,322,000
Corporate Banking by Business Segment			0
Small and Medium Companies by Business Segment			2,968,823,000
Retail Assets by Business Segment			3,943,385,000
Other Assets by Business Segment			203,208,000		355,095,000
Total Assets by Business Segment			7,115,416,000		3,276,417,000
Financial Liabilities at Amortised Cost - Deposits by Business Segment			0		0
Corporate Banking Liabilities by Business Segment			0
Small and Medium Companies Liabilities by Business Segment			0
Retail Liabilities by Business Segment			0
Other Liabilities by Business Segment			628,290,000		473,096,000
Total Liabilities by Business Segment			628,290,000		473,096,000
Total Business Segment Total Member
Business Segments LineItems
Financial Assets at Amortised Cost - Loans and Advances by Business Segment	$ 181,584,755,000		189,015,258,000		146,023,786,000
Corporate Banking by Business Segment	52,196,585,000		45,101,039,000
Small and Medium Companies by Business Segment	52,444,965,000		63,454,009,000
Retail Assets by Business Segment	76,943,205,000		80,460,210,000
Other Assets by Business Segment	179,957,694,000		129,767,834,000		139,552,442,000
Total Assets by Business Segment	361,542,449,000	[5]	318,783,092,000		285,576,228,000
Financial Liabilities at Amortised Cost - Deposits by Business Segment	259,509,061,000		227,277,754,000		211,175,430,000
Corporate Banking Liabilities by Business Segment	29,668,066,000		19,489,209,000
Small and Medium Companies Liabilities by Business Segment	49,240,049,000		46,547,108,000
Retail Liabilities by Business Segment	180,600,946,000		161,241,437,000
Other Liabilities by Business Segment	56,491,247,000		41,988,683,000		35,879,064,000
Total Liabilities by Business Segment	$ 316,000,308,000	[6]	$ 269,266,437,000		$ 247,054,494,000

[1]	Includes BBVA Francés Asset Management S.A. Sociedad Gerente de Fondos Comunes de Inversión, BBVA Francés Valores S.A. and Consolidar A.F.J.P. (undergoing liquidation proceedings).
[2]	Includes BBVA Francés Asset Management S.A. Sociedad Gerente de Fondos Comunes de Inversión, BBVA Francés Valores S.A. and Consolidar A.F.J.P. (undergoing liquidation proceedings).
[3]	Includes BBVA Francés Asset Management S.A. Sociedad Gerente de Fondos Comunes de Inversión, BBVA Francés Valores S.A. and Consolidar A.F.J.P. (undergoing liquidation proceedings).
[4]	Includes BBVA Francés Asset Management S.A. Sociedad Gerente de Fondos Comunes de Inversión, BBVA Francés Valores S.A. and Consolidar A.F.J.P. (undergoing liquidation proceedings).
[5]	Includes BBVA Francés Asset Management S.A. Sociedad Gerente de Fondos Comunes de Inversión, BBVA Francés Valores S.A. and Consolidar A.F.J.P. (undergoing liquidation proceedings).
[6]	Includes BBVA Francés Asset Management S.A. Sociedad Gerente de Fondos Comunes de Inversión, BBVA Francés Valores S.A. and Consolidar A.F.J.P. (undergoing liquidation proceedings).